Stock-Based Compensation (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2011 Restricted Stock [Member]	May 31, 2010 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2012 Stock option activity under the 1997 Plan follows: [Member]	May 31, 2010 Stock option activity under the 2004 Plan follows: [Member]	Dec. 31, 2012 Stock option activity under the 2004 Plan follows: [Member]	May 31, 2012 Restricted stock [Member]	Dec. 31, 2012 Stock Compensation Plan [Member] Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of incentive stock-based plans												2
Vesting period	4 years
Grant of stock options to officers and key employees								1997-05-01		2004-05-01
Grants of options purchased								50,000		100,000
Number of Shares, Granted									37,500
Restricted stock granted					1,000	10,500					11,000
Expiration of option, years										10 years
Number of shares available for grant								0		40,000
Number of Shares, Outstanding		37,250	45,000	54,500
Restricted stock was granted at a market price							$ 9.25
Aggregate intrinsic value of restricted stock granted							$ 102
Stock-Based Compensation (Textual) [Abstract]
Exercisable period		4 years
Stock options Vested Rate		25.00%
Incentive Stock Plan Expired		May 01, 2007
Aggregate intrinsic value of options outstanding		$ 0
Aggregate intrinsic value of options exercisable		0
Dividend yield		2.065%
Expected volatility		45.61%
Expected lives		9 years
Risk-free interest rate		4.63%
Total intrinsic value		0	0
Options exercisable 1		18,215
Exercise price		$ 9.00	$ 10.66	$ 10.66
Exercise price 1		$ 9.00
Stock option compensation expensed		83	84	70
Issuance of the incentive stock options		45,000
Fair of value option granted		$ 3.96
Aggregate intrinsic value of options vested and expected to vest		0
Stock options exercised									37,500
Stock options granted	48,000
Compensation expense related to unvested stock options, year one		26
Compensation expense related to unvested stock options, year two		13
Compensation expense related to unvested stock options, year three		3
Compensation expensed due to granting of shares, year one		57
Compensation expensed due to granting of shares, year two		45
Compensation expensed due to granting of shares, year three		35
Compensation expensed due to granting of shares, year four		$ 8